Nature of Business and Summary of Significant Accounting Policies (Q2)	4 Months Ended	6 Months Ended
	Dec. 31, 2018	Jun. 30, 2019
Nature of Business and Summary of Significant Accounting Policies [Abstract]
Nature of Business and Summary of Significant Accounting Policies

Note 1 – Nature of Business and Significant Accounting Policies

Nature of Business

Better Choice Company, Inc. (the “Company”) was originally incorporated in the State of Nevada on January 3, 2001 (“Inception”). The Company was dormant until it was revived in 2009 with a name change to Sport Endurance, Inc. on August 6, 2009. Effective March 11, 2019, we changed our name to Better Choice Company Inc. after reincorporating in Delaware.

The Company previously marketed for sale three sport nutritional products which it suspended in March 2018.  On March 14, 2018, the Company, through its wholly-owned subsidiary Yield Endurance, Inc. (“Yield”), entered into a series of agreements under which Yield borrowed $5 million of bitcoin (“BTC”). The Company simultaneously entered into transactions with Madison Partners LLC and Prism Funding Co. LP to lend the BTC to third parties. On August 21, 2018, the Company entered into a series of restructuring agreements to unwind the BTC transactions thereby exiting the BTC and cryptocurrency markets; see note 3.

Effective March 11, 2019, Sport Endurance, Inc. merged into its wholly-owned subsidiary, Better Choice Company Inc., a Delaware corporation. As a result, the name of Sport Endurance, Inc. was changed to Better Choice Company Inc. Pursuant to the merger, each outstanding share of common stock of Sport Endurance, Inc. converted into one share of common stock of Better Choice Company Inc. and each outstanding share of Series E Convertible Preferred Stock (the “Series E”) of Sport Endurance, Inc. converted into one share of Series E Convertible Preferred Stock of Better Choice Company Inc.

On December 17, 2018, the Company made a $2,200,000 investment in TruPet LLC, an online seller of pet foods, flea and tick products, pet nutritional products and related pet supplies.  On February 2, 2019 and February 28, 2019, respectively, the Company entered into definitive agreements to acquire the remainder of TruPet LLC and all of the outstanding shares of Bona Vida, Inc., an emerging hemp based CBD platform focused on developing a portfolio of brand and product verticals within the animal health and wellness space. The definitive agreements are based on various conditions being met including completion of a financing (See Note 4).

On March 14, 2019, the Company filed a certificate of amendment of certificate of incorporation (the “Amendment”) with the Delaware Secretary of State to effect a one-for-26 reverse split of the Company’s common stock. The Amendment took effect on March 15, 2019. No fractional shares will be issued or distributed as a result of the Amendment. These financial statements give retroactive effect to the reverse stock split for all periods presented, unless otherwise specified. On April 22, 2019, the Company filed a certificate of amendment of certificate of incorporation with the Delaware Secretary of State which reduced its number of authorized shares of common stock from 580,000,000 to 88,000,000 and authorized shares of preferred stock from 20,000,000 to 4,000,000.

Basis of Presentation

The audited consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles and applicable rules and regulations of the United States Securities and Exchange Commission (“SEC”).

Effective March 15, 2019, the board of directors of the Company approved a change in our fiscal year end from August 31 to December 31. As a result of this change, we are filing this Transition Report on Form 10-KT for the four month transition period ended December 31, 2018. References to any of our previous fiscal years mean the fiscal years ending on August 31.

All amounts referred to in the notes to the consolidated financial statements are in United States Dollars ($) unless stated otherwise.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management utilizes various other estimates, including but not limited to determining the collectability of accounts receivable, the fair value of warrants issued, the fair value of conversion features, the recognition of revenue, the valuation allowance for deferred tax assets and other legal claims and contingencies. The results of any changes in accounting estimates are reflected in the financial statements in the period in which the changes become evident. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period that they are determined to be necessary.

Cash and Cash Equivalents

Cash and equivalents include investments with initial maturities of three months or less.  The Company maintains its cash balances at credit-worthy financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000.  Deposits with these banks may exceed the amount of insurance provided on such deposits; however, these deposits typically may be redeemed upon demand and, therefore, bear minimal risk. At December 31, 2018 and August 31, 2018, the uninsured balances amounted to $95,412 and $0, respectively.

Inventory

Inventory consists of finished goods and is stated at the lower of cost by the first-in, first-out method or net realizable value.  The Company currently has approximately 2,432 containers of “Ultra Peak T” included in inventory at December 31, 2018 and August 31, 2018.

Revenue Recognition

Adoption of ASU 2014-09, Revenue from Contracts with Customers

On September 1, 2018, the Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”) using the modified retrospective (cumulative effect) transition method. Under this transition method, results for reporting periods beginning September 1, 2018 or later are presented under ASC 606, while prior period results continue to be reported in accordance with previous guidance. The cumulative effect of the initial application of ASC 606 was immaterial, no adjustment was recorded to the opening balance of retained earnings. The timing of revenue recognition for our revenue stream was not materially impacted by the adoption of this standard. The Company believes its business processes, systems and controls are appropriate to support recognition and disclosure under ASC 606. Overall, the adoption of ASC 606 did not have a material impact on the Company’s balance sheet, statement of operations and statement of cash flows for the period ended December 31, 2018. ASC 606 also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract. As described below, the analysis of contracts under ASC 606 supports the recognition of revenue at a point in time, resulting in revenue recognition timing that is materially consistent with the Company’s historical practice of recognizing product revenue when title and risk of loss pass to the customer.

Policy

The Company recognizes revenue upon product delivery. All of our products are shipped through a third party fulfillment center to the customer and the customer takes title to product and assumes risk and ownership of the product when it is delivered. Shipping charges to customers and sales taxes collectible from customers, if any, are included in revenues.

For revenue from product sales, the Company recognizes revenue in accordance with ASC 606. A five-step analysis must be met as outlined in Topic 606: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when (or as) performance obligations are satisfied.  Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.

Contract Assets

The Company does not have any contract assets such as work-in-process. All trade receivables on the Company’s balance sheet are from contracts with customers.

Contract Costs

Costs incurred to obtain a contract are capitalized unless short term in nature. As a practical expedient, costs to obtain a contract that are short term in nature are expensed as incurred. The Company does not have any contract costs capitalized as of December 31, 2018.

Contract Liabilities - Deferred Revenue

The Company’s contract liabilities may consist of advance customer payments and deferred revenue. Deferred revenue results from transactions in which the Company has been paid for products by customers, but for which all revenue recognition criteria have not yet been met. Once all revenue recognition criteria have been met, the deferred revenues are recognized.

Income Taxes

The Company utilizes ASC 740, Accounting for Income Taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740, “Income Taxes”. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Accordingly, the Company would report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company elects to recognize any interest and penalties, if any, related to unrecognized tax benefits in tax expense.

The Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act reduces the U.S. federal corporate tax rate from 35% to 21%. As of the completion of these consolidated financial statements and related disclosures, we have made a reasonable estimate of the effects of the Tax Act. This estimate incorporates assumptions made based upon the Company’s current interpretation of the Tax Act, and may change as the Company may receive additional clarification and implementation guidance and as the interpretation of the Tax Act evolves. In accordance with SEC Staff Accounting Bulletin No. 118, the Company will finalize the accounting for the effects of the Tax Act no later than the fourth quarter of fiscal year 2019.  Future adjustments made to the provisional effects will be reported as a component of income tax expense in the reporting period in which any such adjustments are determined. See Note 12 for additional information. Based on the new tax law that lowers corporate tax rates, the Company revalued its deferred tax assets. Future tax benefits are expected to be lower, with the corresponding one time charge being recorded as a component of income tax expense.

Fair Value of Financial Instruments

Under FASB ASC 820-10-05, the Financial Accounting Standards Board establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements.  This Statement reaffirms that fair value is the relevant measurement attribute. The adoption of this standard did not have a material effect on the Company’s financial statements as reflected herein. The carrying amounts of cash and accrued expenses reported on the balance sheet are estimated by management to approximate fair value primarily due to the short term nature of the instruments.

Fair Value Measurements

The Company follows Accounting Standards Codification (“ASC”) 820–10 “Fair Value Measurement” of the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification to measure the fair value of its financial instruments and disclosures about fair value of its financial instruments. ASC 820–10 establishes a framework for measuring fair value and expands disclosures about fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, ASC 820–10 establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three (3) broad levels.

The three (3) levels of fair value hierarchy defined by ASC 820–10 are described below:

Level 1- fair value measurements are those derived from quoted prices (unadjusted in active markets for identical assets or liabilities);

Level 2- fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3- fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments classified as Level 1 - quoted prices in active markets include cash.

These financial instruments are measured using management’s best estimate of fair value, where the inputs into the determination of fair value require significant management judgment to estimation. Valuations based on unobservable inputs are highly subjective and require significant judgments. Changes in such judgments could have a material impact on fair value estimates. In addition, since estimates are as of a specific point in time, they are susceptible to material near-term changes. Changes in economic conditions may also dramatically affect the estimated fair values.

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2018 and August 31, 2018. The respective carrying value of certain financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash, accounts payable and accrued expenses.

Derivative Financial Instruments

ASC 815 generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re- measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of ASC 815. ASC 815 also provides an exception to this rule when the host instrument is deemed to be conventional, as described.

The accounting treatment of derivative financial instruments requires that the Company record the embedded conversion option and warrants at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

The pricing model we use for determining fair value of our derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income (see note 11).

Conversion options are recorded as debt discount and are amortized as interest expense over the life of the underlying debt instrument using effective interest method.

Basic and Diluted Loss Per Share

The basic net loss per common share is computed by dividing the net loss by the weighted average number of common stock outstanding. Diluted net loss per common share is computed by dividing the net loss adjusted on an “as if converted” basis, by the weighted average number of common stock outstanding plus potential dilutive securities. Following shares were not included in the calculation of diluted loss per share because the effect would be anti-dilutive.

	December 31, 2018	August 31, 2018	August 31, 2017

Conversion of notes payable	-	82,974	44,245
Conversion of Series B Convertible Preferred Stock	-	1,046,423	-
Conversion of Series E Convertible Preferred Stock	3,681,273	-	-
Options	38,462
Warrants to purchase common stock	700,000	463,631	-
	4,419,735	1,593,028	44,245

Related Parties

Parties are considered to be related to the Company if the parties that, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. All transactions with related parties are recorded at fair value of the goods or services exchanged.

Discontinued Operations

ASC 360-10-45-9 requires that a long-lived asset (disposal group) to be sold shall be classified as held for sale in the period in which a set of criteria have been met, including criteria that the sale of the asset (disposal group) is probable and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. This criteria was achieved on August 21, 2018. Since the business was started and discontinued during the year ended August 31, 2018, there was no impact on the comparable consolidated financial statements.

Investments

The Company records minority interest equity investments at cost.

Recently Issued Accounting Pronouncements

In February 2016, FASB issued ASU No. 2016–02, “Leases (Topic 842)”, which creates new accounting and reporting guidelines for leasing arrangements. The new guidance requires organizations that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases, regardless of whether they are classified as finance or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. The new standard is effective for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period, with early application permitted. The Company is currently evaluating the impact of the new pronouncement on its consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features; II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception”. Part I of this update addresses the complexity of accounting for certain financial instruments with down round features. Down round features are features of certain equity-linked instruments (or embedded features) that result in the strike price being reduced on the basis of the pricing of future equity offerings. Current accounting guidance creates cost and complexity for entities that issue financial instruments (such as warrants and convertible instruments) with down round features that require fair value measurement of the entire instrument or conversion option. Part II of this update addresses the difficulty of navigating Topic 480, Distinguishing Liabilities from Equity, because of the existence of extensive pending content in the FASB Accounting Standards Codification. This pending content is the result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable non-controlling interests. The amendments in Part II of this update do not have an accounting effect. ASU 2017-11 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2018. The Company expects to implement ASU 2017-11 on January 1, 2019 and does not believe it will have a material impact on its consolidated financial statements.

ASU 2018-02 - On December 22, 2017, the U.S. federal government enacted a tax bill, H.R.1, An Act to Provide for Reconciliation Pursuant to Titles II and V of the Concurrent Resolution on the Budget for Fiscal Year 2018 (the “Tax Cuts and Jobs Act”). Stakeholders raised a narrow-scope financial reporting issue that arose as a consequence of the Tax Cuts and Jobs Act of 2017. The amendments in this Update allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act of 2017. The amendments in this Update affect any entity that is required to apply the provisions of Topic 220, Income Statement-Reporting Comprehensive Income, and has items of other comprehensive income for which the related tax effects are presented in other comprehensive income as required by the Generally Adopted Accounting Principles (“GAAP”). The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption of the amendments in this Update is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The amendments in this Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized.

This Accounting Standards Update is the final version of Proposed Accounting Standards Update 2018-210—Income Statement—Reporting Comprehensive Income (Topic 220), which has been deleted. We are currently evaluating the impact of adopting ASU 2017-13 on our consolidated financial statements.

ASU 2018-05 Accounting Standards Update adds SEC paragraphs pursuant to the SEC Staff Accounting Bulletin No. 118, which expresses the view of the staff regarding application of Topic 740, Income Taxes, in the reporting period that includes December 22, 2017 - the date on which the Tax Cuts and Jobs Act was signed into law. We are currently evaluating the impact of adopting ASU 2017-13 on our consolidated financial statements.

In June 2018, the FASB issued ASU 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The guidance is effective for public entities, certain not-for-profit entities, and certain employee benefit plans for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. For all other entities, ASU 2018-07 is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted, but no earlier than an entity’s adoption date of Topic 606. The Company is evaluating the impact of adopting this pronouncement.

In July 2018, the FASB issued ASU 2018-10 Leases (Topic 842), Codification Improvements and ASU 2018-11 Leases (Topic 842), Targeted Improvements, to provide additional guidance for the adoption of Topic 842. ASU 2018-10 clarifies certain provisions and correct unintended applications of the guidance such as the application of implicit rate, lessee reassessment of lease classification, and certain transition adjustments that should be recognized to earnings rather than to stockholders’ equity. ASU 2018-11 provides an alternative transition method and practical expedient for separating contract components for the adoption of Topic 842. In February 2016, the FASB issued ASU 2016-02 Leases (Topic 842) which requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases with terms greater than 12 months. ASU 2018-11, ASU 2018-10 and ASU 2016-02 (collectively, “the new lease standards”) are effective for fiscal years beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the effect the new lease standards will have on its Condensed Consolidated Financial Statements; however, the Company anticipates recognizing assets and liabilities arising from any leases that meet the requirements under the new lease standards on the adoption date and including qualitative and quantitative disclosures in the Company’s Notes to the Condensed Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) Changes to the Disclosure Requirements for Fair Value Measurement.

The amendments in this Update modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement.

Removals

The following disclosure requirements were removed from Topic 820:

1.	The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy

2.	The policy for timing of transfers between levels

3.	The valuation processes for Level 3 fair value measurements

4.	For nonpublic entities, the changes in unrealized gains and losses for the period included in earnings for recurring Level 3 fair value measurements held at the end of the reporting period.

Modifications

The following disclosure requirements were modified in Topic 820:

1.

In lieu of a rollforward for Level 3 fair value measurements, a nonpublic entity is required to disclose transfers into and out of Level 3 of the fair value hierarchy and purchases and issues of Level 3 assets and liabilities.

2.

For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly.

3.	The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date.

Additions

The following disclosure requirements were added to Topic 820; however, the disclosures are not required for nonpublic entities:

1.	The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period

2.

The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. For certain unobservable inputs, an entity may disclose other quantitative information (such as the median or arithmetic average) in lieu of the weighted average if the entity determines that other quantitative information would be a more reasonable and rational method to reflect the distribution of unobservable inputs used to develop Level 3 fair value measurements.

In addition, the amendments eliminate at a minimum from the phrase an entity shall disclose at a minimum to promote the appropriate exercise of discretion by entities when considering fair value measurement disclosures and to clarify that materiality is an appropriate consideration of entities and their auditors when evaluating disclosure requirements.

The amendments in this Update are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted upon issuance of this Update. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this Update and delay adoption of the additional disclosures until their effective date.

The impact of this ASU on the Company’s consolidated financial statements is not expected to be material.

There are various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on our consolidated financial position, results of operations or cash flows.

Note 1 – Nature of Business and Summary of Significant Accounting Policies

Nature of the Business

Better Choice Company, Inc. (the “Company”) is a holistic pet wellness company providing high quality, hemp-based, raw cannabidiol (“CBD”) infused and non-CBD infused food, treats and supplements, dental care products, and accessories for pets and their human parents.  Our products are formulated and manufactured using only high-quality ingredients manufactured, tested and packaged to our specifications.  On May 6, 2019, the Company acquired TruPet LLC and Bona Vida Inc. in a pair of all-stock transactions (the “acquisitions”).  The acquisition of TruPet LLC is a reverse acquisition for accounting purposes, with TruPet as the accounting acquirer.

The majority of our products are sold online directly to consumers with additional sales through online retailers and pet specialty stores. We have a limited selection of CBD infused canine products available on our Bona Vida website.  The information contained in, or accessible through, these websites does not constitute a part of this Quarterly Report.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 10–Q and Article 10 of Regulation S–X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America.  However, in the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position and operating results have been included. Operating results for the three and six months ended June 30, 2019 are not necessarily indicative of the results that may be expected for any subsequent quarters or for the year ending December 31, 2019. The significant accounting policies applied by the Company are described below.  We present our tables, except for the Statements of Stockholders’ Deficit, in dollars (thousands), numbers in the text in dollars (millions) and % as rounded up or down.

Basis of Measurement

The unaudited condensed consolidated financial statements of the Company are presented on a going concern basis, under the historical cost convention except for certain financial instruments that are measured at fair value, as explained in the accounting policies below. Historical cost is measured as the fair value of the consideration provided in exchange for goods and services. The Company’s functional and presentation currency is United States dollars (“USD”).

Consolidation

The consolidated financial statements and related notes include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include demand deposits held with banks and highly liquid investments with remaining maturities of ninety days or less at acquisition date. For purposes of reporting cash flows, the Company considers all cash accounts that are not subject to withdrawal restrictions or penalties to be cash and cash equivalents.

Restricted Cash

As part of the revolving credit agreement with Franklin Synergy Bank, the Company is required to maintain a cash balance of $6.2 million in its account.  Any withdrawals from the account require an equal reduction to the funds available under the revolving credit agreement.

Dollars in thousands	June 30, 2019	December 31, 2018
Cash and cash equivalents	$5,019	$3,946
Restricted cash	6,243	0
Total cash, cash equivalents and restricted cash	$11,262	$3,946

Accounts Receivable

Accounts receivable represents amounts due from customers less an allowance for doubtful accounts. A provision is recorded for impairment when there is objective evidence (such as significant financial difficulties of the debtor) that the Company will not be able to collect all amounts due according to the original terms of the receivable. A provision is recorded as the difference between the carrying value of the receivable and the present value of future cash flows expected from the debtor, with an offsetting amount recorded as an allowance, reducing the carrying value of the receivable. The provision is included in general and administrative expense in the statements of operations. As of the period ended June 30, 2019 and December 31, 2018, the Company considers accounts receivable to be fully collectible and, accordingly, no allowance for doubtful accounts has been recorded.

Inventories

Inventories are recorded at the lower of cost and net realizable value. The net realizable value represents the estimated selling price for inventories in the ordinary course of business, less all estimated costs of completion and costs necessary to make the sale.

Cost is determined on a standard cost basis and includes the purchase price and other costs, such as transportation costs. Inventory average cost is determined on a first‑in, first‑out (“FIFO”) basis and trade discounts are deducted from the purchase price.

Property and Equipment

Property and equipment are carried at cost and includes expenditures for new additions and other additions, which substantially increase the useful lives of existing assets. Depreciation is computed at various rates by use of the straight-line method. Depreciable lives are generally as follows:

Furniture and Fixtures	5 to 7 years
Equipment	7 years

Expenditures for normal repairs and maintenance are charged to operations as incurred. The cost of property or equipment retired or otherwise disposed of and the related accumulated depreciation are removed from the accounts in the year of disposal with the resulting gain or loss reflected in earnings.

The Company assesses potential impairments of its property and equipment whenever events or changes in circumstances indicate that the asset’s carrying value may not be recoverable. An impairment charge would be recognized when the carrying amount of property and equipment is not recoverable and exceeds its fair value. The carrying amount of property and equipment is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the property and equipment.

Income Taxes

No provision has been made for federal and state income taxes prior to the date of the acquisitions since the proportionate share of TruPet’s income or loss was included in the personal tax returns of its members because TruPet was a limited liability company.  Subsequent to the acquisitions, the Company, as a corporation, is required to provide for income taxes.

The Company utilizes Accounting Standards Codification (“ASC 740”), “Accounting for Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The effective tax rate for each of the three months and the six months ended June 30, 2019 is 0%.  The effective tax rate differs from the U.S. Federal statutory rate of 21% primarily because our previously reported losses have been offset by a valuation allowance due to uncertainty as to the realization of those losses.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Accordingly, the Company would report a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company elects to recognize any interest and penalties, if any, related to unrecognized tax benefits in tax expense.

The Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. The Tax Act reduces the U.S. federal corporate tax rate from 35% to 21%. As of the completion of these unaudited condensed financial statements, we have made a reasonable estimate of the effects of the Tax Act. This estimate incorporates assumptions made based upon the Company’s current interpretation of the Tax Act and may change as the Company may receive additional clarification and implementation guidance and as the interpretation of the Tax Act evolves. In accordance with SEC Staff Accounting Bulletin No. 118, the Company will finalize the accounting for the effects of the Tax Act no later than the end of the fourth quarter of fiscal year 2019. Future adjustments made to the provisional effects will be reported as a component of income tax expense in the reporting period in which any such adjustments are determined. Based on the new tax law that lowers corporate tax rates, the Company revalued its deferred tax assets. Future tax benefits are expected to be lower, with the corresponding one-time charge being recorded as a component of income tax expense.

Revenue

The Company recognizes revenue to depict the transfer of promised goods to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods.

In order to recognize revenue, the Company applies the following five (5) steps:
•	Identify a customer along with a corresponding contract;
•	Identify the performance obligation(s) in the contract to transfer goods to a customer;
•	Determine the transaction price the Company expects to be entitled to in exchange for transferring promised goods to a customer;
•	Allocate the transaction price to the performance obligation(s) in the contract; and
•	Recognize revenue when or as the Company satisfies the performance obligation(s).

A description of the Company’s revenue generating activities is listed below:

Direct-to-consumer (“DTC”) – Our products are offered through our online stores where customers place orders online or through our customer service number. Revenue is recorded, net of discounts, at the time the order is received by the customer. Revenue is deferred for orders that have been placed, and paid for, but have not yet been received by the customer during the reporting period. As our customers have a 60-day guarantee on the product purchased, the Company records a liability for two months of estimated returns based on historical experience.

Loyalty Program - The Company offers a loyalty program to all of its direct-to-consumer customers.  There are two tiers to the program.
Tier 1: the customer will earn 6 points for every $1 spent
Tier 2: the customer can earn points at a much faster rate and will also have opportunities to earn bonus points for different events, such as a birthday.  This tier is known as the TruDog Love Club, and the customer accumulates twelve points for every $1 spent.

The redemption requirements are the same under both levels and, for every five hundred points earned, customers receive a $5 gift code which can be redeemed for goods purchased in the future.  The Company records a reduction to sales revenue and deferred revenue when the customer accumulates loyalty points.

Wholesale Sales – This channel includes the sale of our products to wholesale customers for resale.  The Company’s policy is to recognize revenue at the time the product is shipped to the wholesale customer, net of estimated returns and allowances.

Consignment – The Company partners with an Amazon channel partner to market and sell TruDog products.  Revenue is recognized, net of returns, when our partner ships the product to the end customer. The commission, selling, marketing and storage fees are recognized at the time the services are rendered by the channel partner and are recorded by the Company, as follows:
•	Commission, selling and marketing fees as sales and marketing expenses
•	Storage fees as cost of goods sold.

Cost of Goods Sold

Cost of goods sold consists primarily of the cost of product obtained from the contract manufacturing plants, packaging materials and CBD oils directly sourced by the Company, and freight for shipping product from our contract manufacturing plants to our warehouse. We review inventory on hand periodically to identify damages, slow moving inventory, and/or aged inventory. Based on the analysis, we record inventories on the lower of cost and net realizable value, with any reduction in value expensed as cost of goods sold.

Advertising

The Company charges advertising costs to expense as incurred and such charges are included in sales and marketing expenses.

Advertising costs, consisting primarily of Facebook advertising, search costs and email advertising, were $2.3 million and $1.2 million for the three-month periods ended June 30, 2019 and 2018, respectively.  For the six-month periods ended June 30, 2019 and 2018, advertising costs were $3.5 million and $2.2 million, respectively.

Research and Development

Research is a planned search or a critical investigation aimed at discovering new knowledge and information with the hope that such knowledge will be useful in developing a new product or service (referred to as a “product”) or a new process or technique (referred to as a “process”) or bringing about a significant improvement to an existing product or process.  Development is the translation of research findings or other knowledge into a plan or design for a new product or process or for a significant improvement to an existing product or process whether intended for sale or use. It includes the conceptual formulation, design and testing of product alternatives, construction of prototypes and operation of pilot plants.  No research and development costs were incurred during the three or six month period ended June 30, 2019 and June 30, 2018.

Shipping and Handling / Freight Out

The Company recognizes shipping and handling costs as a fulfillment cost, included in other operating expenses as they are incurred prior to the customer obtaining control of the products. Shipping and handling costs primarily consist of costs associated with moving finished products to customers through third-party carriers.

Shipping and handling costs were $0.6 million and $0.7 million for the three-month periods ended June 30, 2019 and 2018, respectively.  For the six-month periods ended June 30, 2019 and 2018, shipping and handling costs were $1.2 million and $1.3 million, respectively.

Additionally, for direct to consumer customers, the Company may recover such costs by passing them onto the customer. In these instances, the Company includes the freight charges billed to customers in total revenue.

The amount included in revenue related to such recoveries was $0.2 million and $0.3 million for the three-month periods ended June 30, 2019 and 2018, respectively.  For the six-month periods ended June 30, 2019 and 2018, the amounts included in revenue related to such recoveries was $0.4 million and $0.6 million, respectively.

Fair Value of Financial Instruments

A financial instrument is defined as cash, evidence of an ownership interest in an entity, or a contract that both:

•	Imposes on one entity a contractual obligation either:
o	To deliver cash or another financial instrument to a second entity; or
o	To exchange other financial instruments on potentially unfavorable terms with the second entity.
•	Conveys to that second entity a contractual right either:
o	To receive cash or another financial instrument from the first entity; or
o	To exchange other financial instruments on potentially favorable terms with the first entity.

The Company’s financial instruments recognized in the balance sheet consist of cash and cash equivalents, restricted cash accounts, accounts receivable, deposits, accounts payable, line of credit, due to related party, accrued and other liabilities, warrant derivative liability and long-term debt. Warrant derivative liability is measured at fair value each reporting period. The fair values of the remaining financial instruments approximate their carrying values.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company has applied the framework for measuring fair value which requires a fair value hierarchy to be applied to all fair value measurements.  The fair value of the warrant derivative liability is considered a Level 3 financial instrument.

All financial instruments recognized at fair value in the balance sheet are classified into one of three levels in the fair value hierarchy as follows:
•	Level 1 – valuation based on quoted prices (unadjusted) observed in active markets for identical assets or liabilities. Cash is measured based on Level 1 inputs.
•
Level 2 – valuation techniques based on inputs that are quoted prices of similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; inputs other than quoted prices used in a valuation model that are observable for that instrument; and inputs that are derived from or corroborated by observable market data by correlation or other means.

•	Level 3 – valuation techniques with significant unobservable market inputs.

Derivative Financial Instruments

Financial Accounting Standards Board (“FASB”) ASC Topic 815, “Derivatives and Hedging”, generally provides three criteria that, if met, require companies to bifurcate conversion options from its host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument subject to the requirements of ASC 815. ASC 815 also provides an exception to this rule when the host instrument is deemed to be conventional, as described.

The accounting treatment of derivative financial instruments requires that the Company record the embedded conversion option and warrants at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded as non-operating, non-cash income or expense for each reporting period at each balance sheet date. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the contract is reclassified as of the date of the event that caused the reclassification.

The pricing model we use for determining fair value of our derivatives is the Lattice Model. Valuations derived from this model are subject to ongoing internal and external verification and review. The model uses market-sourced inputs such as interest rates and stock price volatilities. Selection of these inputs involves management’s judgment and may impact net income (see Note 8).

Basic and Diluted Loss Per Share

Basic and diluted loss per share has been determined by dividing the net loss available to stockholders for the applicable period by the basic and diluted weighted average number of shares outstanding, respectively. Common Stock equivalents and incentive shares are excluded from the computation of diluted loss per share when their effect is anti-dilutive.

Stock-Based Compensation

The Company recognizes a compensation expense for all equity–based payments in accordance with FASB ASC Topic 718, “Compensation – Stock Compensation”. The Company accounts for share–based payments granted to non–employees in accordance with FASB ASC Topic 505–50, “Equity Based Payments to Non–Employees.” The Company follows the fair value method of accounting for stock awards granted to employees, directors, officers and consultants. Stock-based awards to employees are measured at the fair value of the related stock-based awards. Stock-based payments to others are valued based on the related services rendered or goods received or if this cannot be reliably measured, on the fair value of the instruments issued. Issuances of such awards are valued using the fair value of the awards at the time of grant. The Company recognizes stock-based payment expenses over the vesting period based on the number of awards expected to vest over that period on a straight-line basis.  Forfeitures are accounted for as they occur.

The fair value of an option award is estimated on the date of grant using the Black–Scholes option valuation model. The Black–Scholes option valuation model requires the development of assumptions that are inputs into the model. These assumptions are the expected stock volatility, the risk–free interest rate, the expected life of the option, the dividend yield on the underlying stock and the expected forfeiture rate. Expected volatility is calculated based on the analysis of other public companies within the pet wellness sector. Risk–free interest rates are calculated based on continuously compounded risk–free rates for the appropriate term.

Determining the appropriate fair value model and calculating the fair value of equity–based payment awards requires the input of the subjective assumptions described above. The assumptions used in calculating the fair value of equity–based payment awards represent management’s best estimates, which involve inherent uncertainties and the application of management’s judgment. The Company is required to estimate the expected forfeiture rate and recognize expense only for those shares expected to vest.

Use of Estimates

The preparation of these financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of expenses during the reporting periods.

The Company evaluates its estimates on an ongoing basis. The Company bases its estimates on various assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Segment Information

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and manages its business as one segment operating in the United States of America. The Company’s chief operating decision-maker does not review operating results on a disaggregated basis; rather, the chief operating decision-maker reviews operating results on an aggregate basis.

License Intangibles

License intangibles are recorded at fair value at the date of acquisition and are amortized ratably over the life of the license agreement.

Commitments and Contingencies

We may be involved in legal proceedings, claims, and regulatory, tax, or government inquiries and investigations that arise in the ordinary course of business resulting in loss contingencies. We accrue for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability.

We do not accrue for contingent losses that are considered to be reasonably possible, but not probable; however, we disclose the range of such reasonably possible losses. Loss contingencies considered remote are generally not disclosed.

We have entered into debt, royalty and lease agreements for which we are committed to pay certain amounts over a period of time.  See Notes 5, 6 and 7.

Reclassification of Prior Period Presentation

Certain reclassifications have been made to conform the prior period data to the current presentations. These reclassifications had no effect on the reported results.

Recently Issued Accounting Pronouncements

The Company has reviewed the Accounting Standards Update (“ASU”) accounting pronouncements and interpretations thereof issued by the FASB that have effective dates during the reporting period and in future periods.

New Standards and Interpretations:

Adoption of FASB ASC Topic 842 “Leases”

The amendments in this update establish a comprehensive new lease accounting model. The new standard: (a) clarifies the definition of a lease; (b) requires a dual approach to lease classification similar to current lease classifications; and (c) causes lessees to recognize leases on the balance sheet as a lease liability with a corresponding right-of-use asset for leases with a lease term of more than twelve months. The new standard is effective for fiscal years and interim periods beginning after December 15, 2018, with early adoption permitted. A modified retrospective transition approach is required for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, including a number of optional practical expedients that entities may elect to apply. In July 2018, the FASB issued ASU No. 2018-11, “Leases (Topic 842): Targeted Improvements”, an update which provides another transition method, the prospective transition method, which allows entities to initially apply the new lease standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company adopted the new standard on January 1, 2019 using the prospective transition method.

The Company has identified all leases to determine the impact of ASC 842 on its consolidated financial statements. The Company has elected to apply the practical expedient to certain classes of leases, whereby the separation of components of leases into lease and non-lease components is not required, and all of the practical expedients to all leases, (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any existing leases. The adoption of the new standard resulted in the recording on the consolidated balance sheet as of January 1, 2019 a right-of-use asset of $0.5 million, a lease liability of $0.5 million and a corresponding cumulative adjustment to accumulated deficit of an immaterial amount in accordance with ASC 842.

Adoption of FASB ASU No. 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting”

On January 1, 2019, the Company adopted ASU No. 2018-07 “Improvements to Nonemployee Share-Based Payment Accounting”. The amendments in this update expanded the scope of ASC 718 to include share-based payment transactions for acquiring goods and services from non-employees. The requirements of ASC 718 are applied to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost. The amendments specify that ASC 718 applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The amendments also clarify that ASC 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under ASC 606, “Revenue from Contracts with Customers.”

The Company is treating the inclusion of share-based payments to non-employees as a change in accounting principle prospectively beginning in the period ending June 30, 2019.  As the Company did not make any share-based payments to non-employees in prior periods, there was no impact on the results of operations in prior periods.

Adoption of ASU 2018-13 “Fair Value Measurement”

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820) Changes to the Disclosure Requirement for Fair Value Measurement” which amends ASC 820 to expand the disclosures required for items subject to Level 3, fair value remeasurement, including the underlying assumptions.  ASU 2018-13 is effective for public companies for fiscal years beginning after December 15, 2019.  The Company has early adopted the disclosures as permitted under the ASU.

New and Revised Standards not Yet Adopted:

In June 2016, the FASB issued ASU No. 2016-13 “Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326)”. ASU 2016-13 changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. ASU 2016-13 is effective for annual and interim periods beginning after December 15, 2019.  The Company does not anticipate any material impact from the implementation of this ASU.

The Company has carefully considered other new pronouncements that alter previous generally accepted accounting principles and does not believe that any new or modified principles will have a material impact on the Company’s reported balance sheet or operations in 2019.